Subsequent Events (Details) - USD ($)			1 Months Ended		2 Months Ended
	Mar. 24, 2025	Mar. 10, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025
Subsequent Events (Details) [Line Items]
Share capitalization for an additional ordinary shares (in Shares)			1,009,988
Payment to vendor	$ 148,813
Sponsor [Member]
Subsequent Events (Details) [Line Items]
Proceeds from Related Party Debt					$ 349,950
Sponsor deposited amout to bank account		$ 100,000	$ 199,950	$ 50,000
Common Stock, Shares, Outstanding (in Shares)			7,069,913
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited (in Shares)			922,162
Private Placement [Member] | Sponsor [Member]
Subsequent Events (Details) [Line Items]
Payments of capital distribution		$ 349,950